Property, Plant and Equipment - Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,058,909	$ 887,815
Less: Accumulated depreciation and amortization	(564,588)	(451,160)
Property, plant and equipment, net	$ 494,321	436,655
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18,188	16,327
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 328,938	301,092
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 299,175	257,349
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 243,809	176,227
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 103,257	89,560
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 65,542	$ 47,260